Fair Value Measurements (Tables)	12 Months Ended
Mar. 31, 2013
Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present the assets and liabilities measured at fair value on a recurring basis as of March 31, 2012 and 2013.

	Yen (millions)
As of March 31, 2012	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥33,566	¥—	¥33,566	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	31,834	—	31,834	—	—

Total derivative instruments	—	65,400	—	65,400	(21,988)	43,412

Available-for-sale securities
Marketable equity securities	100,829	—	—	100,829	—	100,829
Auction rate securities	—	—	6,651	6,651	—	6,651

Total available-for-sale securities	100,829	—	6,651	107,480	—	107,480

Total	¥100,829	¥65,400	¥6,651	¥172,880	¥(21,988)	¥150,892

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(30,820)	¥—	¥(30,820)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(20,099)	—	(20,099)	—	—

Total derivative instruments	—	(50,919)	—	(50,919)	21,988	(28,931)

Total	¥—	¥(50,919)	¥—	¥(50,919)	¥21,988	¥(28,931)

	Yen (millions)
As of March 31, 2013	Level 1	Level 2	Level 3	Gross fair value	Netting adjustment	Net amount
Assets:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥6,538	¥—	¥6,538	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	32,152	—	32,152	—	—

Total derivative instruments	—	38,690	—	38,690	(18,071)	20,619

Available-for-sale securities
Marketable equity securities	117,110	—	—	117,110	—	117,110
Auction rate securities	—	—	6,928	6,928	—	6,928
Others	584	4,226	—	4,810	—	4,810

Total available-for-sale securities	117,694	4,226	6,928	128,848	—	128,848

Total	¥117,694	¥42,916	¥6,928	¥167,538	¥(18,071)	¥149,467

Liabilities:
Derivative instruments
Foreign exchange instruments (notes 1(q) and 17)	¥—	¥(78,934)	¥—	¥(78,934)	¥—	¥—
Interest rate instruments (notes 1(q) and 17)	—	(14,639)	—	(14,639)	—	—

Total derivative instruments	—	(93,573)	—	(93,573)	18,071	(75,502)

Total	¥—	¥(93,573)	¥—	¥(93,573)	¥18,071	¥(75,502)

Reconciliations for All Level 3 Assets and Liabilities Measured at Fair Value on Recurring Basis

The following tables present reconciliations during the years ended March 31, 2012 and 2013 for all Level 3 assets and liabilities measured at fair value on a recurring basis.

	Yen (millions)
For the year ended March 31, 2012	Interest rate instruments (notes 1(q) and 17)	Auction rate securities	Total
Balance at beginning of year	¥(1)	¥6,948	¥6,947
Total realized/unrealized gains or losses
Included in earnings	—	—	—
Included in other comprehensive income (loss)	—	(114)	(114)
Purchases, issuances, settlements and sales
Purchases	—	1,784	1,784
Issuances	—	—	—
Settlements	1	—	1
Sales	—	(1,879)	(1,879)
Foreign currency translation	—	(88)	(88)

Balance at end of year	¥—	¥6,651	¥6,651

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—	¥—	¥—
Included in other comprehensive income (loss)	—	(114)	(114)

Yen (millions)
For the year ended March 31, 2013	Auction rate securities
Balance at beginning of year	¥6,651
Total realized/unrealized gains or losses
Included in earnings	—
Included in other comprehensive income (loss)	115
Purchases, issuances, settlements and sales
Purchases	—
Issuances	—
Settlements	—
Sales	(691)
Foreign currency translation	853

Balance at end of year	¥6,928

The amounts of total gains or losses for the period attributable to the change in unrealized gains or losses relating to assets and liabilities still held at the reporting date
Included in earnings	¥—
Included in other comprehensive income (loss)	115

Estimated Fair Values of Significant Financial Instruments

The estimated fair values of significant financial instruments at March 31, 2012 and 2013 are as follows:

	Yen (millions)
	2012		2013
	Carrying amount	Estimated fair value	Carrying amount	Estimated fair value
Finance subsidiaries-receivables*[1]	¥3,607,127	¥3,653,850	¥4,278,460	¥4,326,333
Held-to-maturity securities*[2]	26,693	26,757	16,511	16,556
Debt	(4,111,244)	(4,176,361)	(4,894,188)	(4,966,318)

*1

The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table exclude ¥357,308 million and ¥425,870 million, respectively, of direct financing leases, net, classified as finance subsidiaries-receivables in the consolidated balance sheets. The carrying amounts of finance subsidiaries-receivables at March 31, 2012 and 2013 in the table also include ¥518,321 million and ¥673,193 million of finance receivables classified as trade accounts and notes receivable and other assets in the consolidated balance sheets, respectively.

*2	The carrying amounts and the estimated fair value related to held-to-maturity securities at March 31, 2012 have been revised from the amounts previously disclosed.